Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt and Equity Securities, Gain (Loss) [Abstract]
Non marketable equity securities cumulative impairment	$ 443,906	$ 199,276
Net Investment Loss [Member]
Debt and Equity Securities, Gain (Loss) [Abstract]
Marketable securities, net unrealized fair value (loss) gain	$ (1,471)	$ (2,069)	$ 146